SUMMARY PROSPECTUS | March 15, 2012
EMERALD BANKING AND FINANCE FUND

Class A: HSSAX | Class C: HSSCX | Institutional Class: HSSIX | Investor Class: FFBFX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.emeraldmutualfunds.com/ regulatory-reports.php. You can also get this information at no cost by calling 1-855-828-9909, by sending an e-mail request to emeraldmutualfunds@alpsinc. com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated March 15, 2012, along with the Fund’s most recent annual report dated December 31, 2011, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

INVESTMENT OBJECTIVE

The Fund seeks long-term growth through capital appreciation. Income is a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section “BUYING, EXCHANGING AND REDEEMING SHARES” at page 18 of the Prospectus and the section “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 31 of the Fund’s statement of additional information.

	Class A	Class C	Institutional Class	Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	4.75%(1)	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	0.00%(1)	1.00%(2)	None	None
Redemption Fee	0.00%	0.00%	0.00%	0.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.35%	0.75%	N/A	0.25%
Other Expenses
Other Fund Expenses(3)	0.72%	0.72%	0.72%	0.72%
Shareholder Services Fees	0.00%	0.25%	0.05%	0.15%
Total Annual Fund Operating Expenses	2.07%	2.72%	1.77%	2.12%
Fee Waiver and Expense Reimbursement(4)	-0.23%	-0.23%	-0.23%	-0.23%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.84%	2.49%	1.54%	1.89%

(1)	If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load).
(2)	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.
(3)	Estimated amounts based on the current fiscal year.
(4)

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2014 in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.84%, 2.49%, 1.54% and 1.89% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver, prior to August 31, 2014, without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$653	$1,049	$1,494	$2,722
Class C Shares	$352	$799	$1,397	$3,102
Institutional Class Shares	$157	$511	$915	$2,042
Investor Class Shares	$192	$618	$1,095	$2,411
You would pay the following expenses if you did not redeem your shares:
Class A Shares	$653	$1,049	$1,494	$2,722
Class C Shares	$252	$799	$1,397	$3,012
Institutional Class Shares	$157	$511	$915	$2,042
Investor Class Shares	$192	$618	$1,095	$2,411

If you sell (redeem) your Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge (“CDSC”) of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less. For example, if you purchased $10,000 worth of shares, which due to market fluctuation have appreciated to $15,000, the CDSC will be assessed on your $10,000 purchase. If that same $10,000 purchase has depreciated to $5,000, the CDSC will be assessed on the $5,000 value.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund was organized as a successor to the Forward Banking and Finance Fund, which had a portfolio turnover rate of 27% for the year ended December 31, 2011.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Emerald Banking and Finance Fund has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks (both common and preferred) of companies principally engaged in the banking or financial services industries. This requirement is applied at the time the Fund invests its assets. The Emerald Banking and Finance Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval.

The Fund will usually emphasize small or medium market capitalization companies: those with a market capitalization of less than $1.5 billion. In addition, the Fund will invest not less than 25% of its net assets in securities of companies principally engaged in the banking industry and not less than 25% of its net assets in securities of companies principally engaged in the financial services industry. A company is defined as “principally engaged” in the banking or financial services industries if: (a) a majority of the revenues or earnings were derived from the creation or sale of banking or financial services products; or (b) a majority of the assets were devoted to such activities, based on the company’s most recent fiscal year.

Companies in the banking industry are defined to include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry are defined to include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) utilizes a growth approach to choosing securities based upon fundamental research which attempts to identify companies whose earnings growth rate exceeds that of their peer group, exhibit a competitive advantage in niche markets, or do not receive significant coverage from other institutional investors.

PRINCIPAL RISKS OF THE FUND

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration in Banking- and Financial Services-Related Investments: The banking and financial services industries are comparatively narrow segments of the economy. The Fund concentrates its investments in such issuers to the extent permitted by applicable regulatory guidance. Entities in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations. In addition, entities in these industries are particularly vulnerable to certain factors affecting the industries as a whole, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. There is a risk that those issuers (or the sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Liquidity Risk: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Real Estate Securities and REITs: Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, the Fund may not be able to sell the security at a time and/or price at which the Adviser might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity.

EMERALD BANKING AND FINANCE FUND

Securities Issued By Other Investment Companies: The Fund may invest in shares of other investment companies, including, but not limited to, other mutual funds, money market funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Managed Portfolio Risk: The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Please see “What are the Principal and Non-Principal Risks of Investing in Each Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The Fund was organized as a successor to the Forward Banking and Finance Fund (the “Predecessor Fund”), a series of the Forward Funds. Emerald, the Fund’s adviser, served as the sub-adviser to the Predecessor Fund, which had an identical investment objective and substantially similar investment strategies as the Fund. The performance shown for periods prior to March 15, 2012 reflects the performance of the Predecessor Fund’s Class A and Class C shares. Returns of the Institutional Class shares of the Predecessor Fund are not presented because Institutional Class shares were not offered during the periods shown.

The bar chart shows the performance of the Predecessor Fund’s Class A shares, which excludes the maximum sales load applicable to such Class A shares. If sales loads were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to broad-based securities market indices. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds. com or by calling 1-855-828-9909.

Best Quarter — September 30, 2008	22.64%
Worst Quarter — March 31, 2009	-19.75%

Average Annual Total Returns
(for the period ended December 31, 2011)

	1 Year	5 Years	10 Years	Since Inception
Class A (Inception Date of 02/18/97)
Returns Before Taxes	-10.08%	-10.37%	2.72%	5.31%
Returns After Taxes on Distributions*	-10.08%	-10.79%	2.16%	4.72%
Returns After Taxes on Distributions and Sale of Fund Shares*	-6.55%	-8.42%	2.44%	4.63%
Russell 2000 Index**	-4.18%	0.15%	5.62%	6.15%
Class C (Inception Date of 07/01/00)
Returns Before Taxes	-6.08%	-9.90%	2.69%	5.35%
Russell 2000 Index	-4.18%	0.15%	5.62%	4.54%
Investor Class (Inception Date of 03/16/10)
Returns Before Taxes	-4.23%	N/A	N/A	-1.32%
Russell 2000 Index	-4.18%	0.15%	5.62%	6.31%

*

After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

**

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

***	Returns of the Institutional Class are not presented because Institutional Class shares were not offered during the periods shown.

INVESTMENT ADVISER

Emerald is the investment adviser to the Fund.

PORTFOLIO MANAGERS

Kenneth G. Mertz II, CFA, and Steven E. Russell, Esq. are responsible for the day-to-day management of the Fund’s portfolio and make the final investment decisions for the Fund. Mr. Mertz is President of Emerald. Mr. Russell is an Assistant Vice President of Emerald Advisers and an Assistant Vice President of Emerald, and an assistant Portfolio Manager of the Fund. Mr. Mertz and Mr. Russell have both managed the Fund from its inception. Mr. Mertz had managed the Predecessor Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment in Class A, Class C and Investor Class shares is $2,000 for non-qualified accounts and $1,000 for qualified accounts. The minimum initial investment in Institutional Class shares is $100,000. The minimum subsequent investment is $100 for Class A, Class C and Investor Class shares. There is no minimum subsequent investment for Institutional Class shares. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund.

Purchases, exchanges and redemptions may be made directly or through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Investor Class shareholders should call 1-855-828-9909 for more information on how to invest.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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